Non-current assets held for sale - Change in foreclosed assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets held for sale
Balances at beginning of year	$ 551	$ 935
Additions	559	172
Disposals	(310)	(437)
Impairment losses	(27)	(119)	$ (370)
Balances at end of year	773	551	935
Non-current assets held for sale [member]
Non-current assets held for sale
Impairment losses	$ (27)	$ (119)	$ (370)